Net Fee and Commission Income - Summary of Net Fee and Commission Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Fee And Commission Income [Line Items]
Fee and commission income	£ 756	£ 1,112	£ 1,170
Fee and commission expense	(371)	(426)	(421)
Net fee and commission income	385	686	749
Current account and debit card fees
Net Fee And Commission Income [Line Items]
Fee and commission income	492	758	753
Insurance, protection and investments
Net Fee And Commission Income [Line Items]
Fee and commission income	65	77	105
Credit cards
Net Fee And Commission Income [Line Items]
Fee and commission income	67	86	85
Non-banking and other fees
Net Fee And Commission Income [Line Items]
Fee and commission income	£ 132	£ 191	£ 227